Notes Payable - Related Parties (Details Narrative) 10Q - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Interest expense, related parties	$ 58,916	$ 59,434	$ 175,846	$ 176,364	$ 235,798	$ 232,076
Notes Payable [Member]
Interest expense, related parties			$ 175,846	$ 176,364